Income tax (Details Narrative) $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Corporate income tax, percentage	25.00%	25.00%	15.00%	15.00%
Accrued interest	$ 445
Tax Losses	$ 100,000,000		$ 300,000,000
Deferred income tax assets (tax loss carry forwards)		$ 27,096		$ 13,763
Top Range [Member]
Statement [Line Items]
Deferred income tax assets (tax loss carry forwards)				13,979	$ 366
Corporate income tax, percentage	30.00%	30.00%
Operations Center in Argentina [Member]
Statement [Line Items]
Deferred income tax assets (tax loss carry forwards)		$ 1,377		$ 11,892
Corporate income tax, percentage	35.00%	35.00%	35.00%	35.00%	30.00%
Tax loss carry forwards expiration	5 years	5 years
Bolivia [Member]
Statement [Line Items]
Tax loss carry forwards expiration	3	3
Uruguay [Member]
Statement [Line Items]
Tax loss carry forwards expiration	5 years	5 years